Indebtedness - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended				12 Months Ended							12 Months Ended		0 Months Ended
	Jan. 31, 2014	Jul. 31, 2013 Credit Agreement [Member]	Apr. 15, 2014 Credit Agreement [Member] Subsequent Event [Member]	Nov. 30, 2013 Convertible Notes Offering [Member]	Jan. 31, 2014 Prior to June 2013 Amendment [Member] Shelf Agreement [Member] Unsecured Notes [Member]	Jan. 31, 2014 September 2013 Amendment [Member] Credit Agreement [Member]	Sep. 30, 2013 September 2013 Amendment [Member] Credit Agreement [Member]	Nov. 12, 2013 November 2013 Amendment [Member] Credit Agreement [Member]	Jan. 31, 2014 November 2013 Amendment [Member] Credit Agreement [Member]	Nov. 05, 2013 November 2013 Amendment [Member] Credit Agreement [Member]	Nov. 12, 2013 November 2013 Amendment [Member] Credit Agreement [Member] LIBOR [Member]	Nov. 05, 2013 November 2013 Amendment [Member] Credit Agreement [Member] LIBOR [Member]	Nov. 12, 2013 November 2013 Amendment [Member] Credit Agreement [Member] Base Rate [Member]	Nov. 05, 2013 November 2013 Amendment [Member] Credit Agreement [Member] Base Rate [Member]	Jan. 31, 2014 November 2013 Amendment [Member] Convertible Notes Offering [Member] Credit Agreement [Member]	Jan. 31, 2014 June 2013, September 2013 and November 2013 Amendment [Member]	Jan. 31, 2014 September 2013 and November 2013 Amendment [Member]	Jan. 31, 2014 Maximum [Member] June 2013 Amendment [Member]	Jan. 31, 2014 Maximum [Member] September 2013 Amendment [Member] Credit Agreement [Member] LIBOR [Member]	Jan. 31, 2014 Maximum [Member] September 2013 Amendment [Member] Credit Agreement [Member] Base Rate [Member]	Nov. 12, 2013 Maximum [Member] November 2013 Amendment [Member] Credit Agreement [Member]	Jan. 31, 2014 Minimum [Member] September 2013 Amendment [Member] Credit Agreement [Member] LIBOR [Member]	Jan. 31, 2014 Minimum [Member] September 2013 Amendment [Member] Credit Agreement [Member] Base Rate [Member]	Nov. 05, 2013 Minimum [Member] November 2013 Amendment [Member]	Nov. 12, 2013 Minimum [Member] November 2013 Amendment [Member] Credit Agreement [Member]
Debt Instrument [Line Items]
Relocation expense excluded from Adjusted EBITDA, per quarter																		$ 3,000,000
Percentage of equity interest of foreign subsidiaries pledge as collateral																		65.00%
Amount of debt instrument available for issuance					150,000,000
Expiration date for issuance of debt instrument					Jul. 08, 2021
Interest rate description						The Credit Agreement reduced the commitments from $300.0 million to $200.0 million, provided for interest at variable rates equal to, at Layne's option, a LIBOR rate plus 1.5% to 3.0% or, a base rate (as defined in the Credit Agreement), plus 0.5% to 2.0%, each depending on the leverage ratio.			Temporarily increase the interest rate under the Credit Agreement to LIBOR plus 6.0% (or the base rate plus 5.0%)						The interest rate under the Credit Agreement was reduced to, at Layne's option, either the LIBOR rate plus 4.0% or the base rate plus 3.0% until the delivery of the financial statements for the fiscal year ended January 31, 2015, at which time the interest rate will vary based on Layne's leverage
Maximum borrowing capacity		300,000,000	150,000,000				200,000,000	150,000,000		180,000,000
Percent added to reference rate in effect from time to time to set the interest rate											4.00%	6.00%	3.00%	5.00%					3.00%	2.00%		1.50%	0.50%
Proceeds from offering of permitted convertible notes	125,000,000																							75,000,000
Asset coverage ratio																									2.00%
Unrestricted cash																					15,000,000
Minimum liquidity								50,000,000
Net proceeds from issuance of notes				105,400,000
Fees incurred																1,500,000
Amendment fee written off																	700,000
Letter of credit outstanding	29,900,000		32,600,000
Amount available for borrowing	120,100,000
Amount outstanding			$ 1,500,000